Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2026 USD ($)
Schedule Of Deferred Tax Assets And Liabilities Abstract
Impairment loss on accounts receivable	$ 11,734		$ 54,456	$ 1,496
Impairment loss (reversal of impairment loss) on prepayments	0		1,747,994	0
Impairment loss on games development costs	711,480		0	90,750
Net operation loss carrying forward	520,143		93,828	66,345
Total deferred tax assets, net	1,243,356		1,896,278	158,591
Less: valuation allowance	(1,243,356)		(1,896,278)	(158,591)
Deferred tax assets, net	0		0	$ 0
Depreciation of property and equipment	$ (14,540)	$ (1,855)	$ (23,684)